Disclosure of detailed information about per share amounts (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Weighted average common shares outstanding Basic	103,606,088	61,682,462	42,095,366
Weighted average common shares outstanding Diluted	103,606,088	61,682,462	42,095,366